Note 17 - Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Disclosure Text Block [Abstract]
Note 17 - Subsequent Events

NOTE 14—SUBSEQUENT EVENTS

In accordance with ASC 855-10, Subsequent Events¸ we have analyzed our operations subsequent to March 31, 2017, through the date the financial statements were available to be issued, and have determined that we do not have any material subsequent events to disclose in these financial statements other than the following.

On April 28, 2017, we received $25,000, net of original issue discount and fees of $3,875, from Black Forest Capital Group LLC pursuant to the terms of the Convertible Promissory Note dated February 15, 2017. The note bears interest at 8% per annum, is unsecured, and is due within one year.

Subsequent to March 31, 2017, we issued shares of common stock in conversion of principal and interest on our outstanding convertible notes as follows:

Date	Note Holder	Shares Issued	Amount

04/25/2017	Microcap Equity Group LLC	5,410,489	$ 7,845.21
05/04/2017	Black Forest Capital LLC	10,344,828	15,000.00
05/10/2017	Black Forest Capital LLC	16,666,667	12,500.00

NOTE 17—SUBSEQUENT EVENTS

In accordance with ASC 855-10, Subsequent Events¸ we have analyzed our operations subsequent to December 31, 2016, through the date the financial statements were available to be issued, and have determined that we do not have any material subsequent events to disclose in these financial statements other than the following.

On March 2, 2017, we entered into Amendment No. 2 to the Equity Purchase Agreement with Kodiak Capital Group, LLC, to amend the Equity Purchase Agreement dated December 15, 2015, and Amendment No. 1 to Transaction Documents dated August 18, 2016, to increase the maximum commitment amount from $1,000,000 to $3,000,000, extend the commitment period to December 31, 2018, and redefine the Market Price and Valuation Period, as those terms are defined in the Equity Purchase Agreement and amendments.

Subsequent to December 31, 2016, we issued 100,000 shares of common stock for services.

Subsequent to December 31, 2016, we issued shares of common stock in conversion of principal and interest on our outstanding convertible notes as follows:

Date	Note Holder	Shares Issued	Amount
01/03/2017	EMA Financial LLC	17,400,000	$17,400.00
01/04/2017	EMA Financial LLC	19,200,000	19,200.00
01/05/2017	Adar Bays LLC	18,637,742	14,444.25
01/05/2017	Black Forest Capital LLC	10,000,000	7,750.00
01/06/2017	EMA Financial LLC	21,704,000	21,704.00
01/11/2017	Black Forest Capital LLC	15,000,000	11,625.00
01/13/2017	Black Forest Capital LLC	20,000,000	15,500.00
01/13/2017	EMA Financial LLC	24,556,110	24,556.11
01/13/2017	Microcap Equity Group LLC	22,851,306	17,138.48
01/17/2017	Black Forest Capital LLC	22,000,000	17,050.00
01/17/2017	Microcap Equity Group LLC	13,148,693	9861.52
01/17/2017	Tangiers Investment Group LLC	21,569,061	15,044.42
01/18/2017	Black Forest Capital LLC	22,500,000	17,437.50
01/18/2017	Kodiak Capital Group LLC	52,000,000	20,800.00
01/19/2017	Black Forest Capital LLC	11,939,846	9,253.38
01/19/2017	Kodiak Capital Group LLC	65,000,000	26,000.00
01/20/2017	Auctus Fund LLC	32,760,000	20,311.20
01/20/2017	Colonial Stock Transfer	13,289,051	8,970.11
01/24/2017	Kodiak Capital Group LLC	77,000,000	30,800.00
01/30/2017	Auctus Fund LLC	42,700,000	17,080.00
02/2/2017	Kodiak Capital Group LLC	36,000,000	-
02/13/2017	Kodiak Capital Group LLC	24,716,275	9,886.51
02/13/2017	Kodiak Capital Group LLC	48,000,000	19,200.00
02/15/2017	Auctus Fund LLC	45,207,264	10,688.32
		697,179,348